Eaton Vance
International Small-Cap Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 93.2%
Security	Shares	Value
Australia — 5.7%
Bapcor, Ltd.	65,915	$ 311,086
BlueScope Steel, Ltd.	11,900	176,213
carsales.com, Ltd.	35,459	536,404
Dexus	41,049	324,943
Evolution Mining, Ltd.	108,513	335,543
IGO, Ltd.	38,149	306,046
Northern Star Resources, Ltd.	45,970	342,614
OZ Minerals, Ltd.	8,603	160,821
Steadfast Group, Ltd.	148,694	498,300
Westgold Resources, Ltd.	123,411	201,238
WiseTech Global, Ltd.	21,285	681,461
		$ 3,874,669
Austria — 1.9%
ams-OSRAM AG(1)	39,141	$ 609,093
BAWAG Group AG(2)	12,813	691,772
		$ 1,300,865
Belgium — 3.1%
KBC Ancora	14,790	$ 665,783
VGP NV	3,684	940,695
Xior Student Housing NV	8,538	464,184
		$ 2,070,662
Canada — 9.4%
Agnico Eagle Mines, Ltd.	4,209	$ 212,625
ARC Resources, Ltd.	63,911	790,127
ATS Automation Tooling Systems, Inc.(1)	27,268	1,057,375
CAE, Inc.(1)	23,717	634,512
Granite Real Estate Investment Trust	9,654	714,967
Keyera Corp.	12,232	286,523
Killam Apartment Real Estate Investment Trust	43,296	728,603
Lundin Mining Corp.	14,342	138,385
Pan American Silver Corp.	6,636	156,960
Peyto Exploration & Development Corp.	68,422	590,561
Quebecor, Inc., Class B	26,391	577,166
TMX Group, Ltd.	4,477	452,256
		$ 6,340,060
Denmark — 1.1%
Topdanmark A/S	13,208	$ 754,440
		$ 754,440
Security	Shares	Value
France — 0.5%
Rubis SCA	9,829	$ 306,000
		$ 306,000
Germany — 2.0%
Jenoptik AG	18,000	$ 641,400
Norma Group SE	19,713	685,070
		$ 1,326,470
Ireland — 0.8%
Irish Residential Properties REIT PLC	304,376	$ 503,607
		$ 503,607
Italy — 5.6%
Amplifon SpA	14,626	$ 627,667
BFF Bank SpA(2)	88,125	634,788
DiaSorin SpA	2,865	428,760
FinecoBank Banca Fineco SpA	18,927	315,434
Interpump Group SpA	8,201	442,749
MARR SpA	42,724	799,391
Moncler SpA	8,945	537,148
		$ 3,785,937
Japan — 23.1%
Asahi Intecc Co., Ltd.	25,641	$ 553,674
Chiba Bank, Ltd. (The)	64,880	407,832
Dip Corp.	10,300	305,605
FP Corp.	14,543	413,246
Fukuoka Financial Group, Inc.	24,126	475,632
Goldwin, Inc.	6,343	335,095
J. Front Retailing Co., Ltd.	30,377	254,432
JMDC, Inc.(1)	9,799	543,852
K's Holdings Corp.	43,200	468,115
Kewpie Corp.	23,299	497,330
Kose Corp.	3,540	405,823
Kuraray Co., Ltd.	62,722	588,747
Kyoritsu Maintenance Co., Ltd.	16,586	614,438
LaSalle Logiport REIT	343	492,045
Lion Corp.	38,388	503,158
Makita Corp.	7,537	268,628
Mitsubishi Research Institute, Inc.	19,039	643,726
Mitsui Fudosan Logistics Park, Inc.	106	484,649
Miura Co., Ltd.	23,080	632,568
Nabtesco Corp.	19,613	543,585
Nohmi Bosai, Ltd.	37,996	661,079
Nomura Co., Ltd.	88,598	716,537
OSG Corp.	11,174	186,754

Eaton Vance
International Small-Cap Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sakata Seed Corp.	15,825	$ 464,944
Sankyu, Inc.	18,143	629,069
Sanwa Holdings Corp.	76,267	852,338
Ship Healthcare Holdings, Inc.	27,457	546,545
Sumco Corp.	42,167	703,727
Tosei Corp.	72,334	689,344
Yamaha Corp.	15,706	736,904
		$15,619,421
Luxembourg — 0.3%
APERAM S.A.	4,079	$ 228,392
		$ 228,392
Netherlands — 4.5%
Aalberts NV	18,052	$ 1,007,182
BE Semiconductor Industries NV	7,933	677,646
Euronext NV(2)	9,069	818,671
IMCD NV	3,239	526,148
		$ 3,029,647
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	15,953	$ 299,789
		$ 299,789
Norway — 0.8%
SmartCraft ASA(1)	229,244	$ 464,820
TGS ASA	7,802	88,196
		$ 553,016
Portugal — 0.5%
NOS SGPS S.A.	95,099	$ 366,121
		$ 366,121
Singapore — 1.9%
Daiwa House Logistics Trust(1)	824,580	$ 486,860
Frasers Logistics & Commercial Trust	293,058	303,549
XP Power, Ltd.	8,114	470,422
		$ 1,260,831
Spain — 1.5%
Acciona S.A.	2,241	$ 382,973
Inmobiliaria Colonial Socimi S.A.	73,571	622,486
		$ 1,005,459
Security	Shares	Value
Sweden — 5.8%
AddTech AB, Class B	22,678	$ 372,363
Boliden AB	7,064	314,210
Bravida Holding AB(2)	57,597	697,426
Bufab AB	16,235	568,578
Indutrade AB	18,765	415,108
Lagercrantz Group AB, Class B	46,969	471,255
Sdiptech AB, Class B(1)	21,503	850,241
SSAB AB, Class B(1)	39,761	215,041
		$ 3,904,222
Switzerland — 2.7%
Galenica AG(2)	4,930	$ 346,930
Logitech International S.A.	5,085	380,505
PolyPeptide Group AG(1)(2)	4,871	432,532
VZ Holding AG	7,510	674,304
		$ 1,834,271
United Kingdom — 20.8%
Abcam PLC(1)	38,643	$ 646,362
Avast PLC(2)	105,905	892,039
Bellway PLC	6,273	241,288
Bodycote PLC	44,599	445,534
Capital & Counties Properties PLC	238,402	528,591
Capricorn Energy PLC(1)	101,347	300,054
Cranswick PLC	15,817	742,491
Dechra Pharmaceuticals PLC	12,268	676,574
Diploma PLC	25,941	920,520
Dr. Martens PLC	122,127	459,111
Games Workshop Group PLC	6,457	647,728
Greggs PLC	21,999	756,423
Halma PLC	7,635	246,260
Howden Joinery Group PLC	64,087	728,990
Intermediate Capital Group PLC	19,991	458,180
JTC PLC(2)	56,724	590,376
Judges Scientific PLC	5,094	500,689
Naked Wines PLC(1)	46,415	263,240
Nomad Foods, Ltd.(1)	22,399	564,007
RWS Holdings PLC	138,510	850,890
St. James's Place PLC	18,352	344,062
Volution Group PLC	143,135	954,782
Watches of Switzerland Group PLC(1)(2)	45,703	732,212
Weir Group PLC (The)	26,630	561,376
		$14,051,779

Eaton Vance
International Small-Cap Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States — 0.8%
Autoliv, Inc.	6,270	$ 551,823
		$ 551,823
Total Common Stocks (identified cost $56,284,265)		$62,967,481

Exchange-Traded Funds — 3.9%
Security	Shares	Value
Equity Funds — 3.9%
iShares MSCI EAFE Small-Cap ETF	8,847	$ 589,299
iShares MSCI Hong Kong ETF	29,917	678,518
iShares MSCI Singapore ETF	19,348	406,114
iShares S&P/TSX SmallCap Index ETF	17,866	293,467
Vanguard MSCI Australian Small Companies Index ETF	13,080	644,869
Total Exchange-Traded Funds (identified cost $2,494,083)		$ 2,612,267

Short-Term Investments — 2.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	1,828,363	$ 1,828,180
Total Short-Term Investments (identified cost $1,828,189)		$ 1,828,180
Total Investments — 99.8% (identified cost $60,606,537)		$67,407,928
Other Assets, Less Liabilities — 0.2%		$ 151,327
Net Assets — 100.0%		$67,559,255
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $5,836,746 or 8.6% of the Fund's net assets.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	24.5%	$16,519,434
Financials	11.5	7,781,830
Real Estate	10.8	7,284,523
Information Technology	10.5	7,073,011
Consumer Discretionary	9.8	6,645,803
Health Care	7.6	5,102,685
Consumer Staples	6.3	4,240,384
Materials	5.6	3,790,081
Exchange-Traded Funds	3.9	2,612,267
Energy	3.0	2,055,461
Communication Services	2.6	1,785,296
Utilities	1.0	688,973
Short-Term Investments	2.7	1,828,180
Total Investments	99.8%	$67,407,928

Eaton Vance
International Small-Cap Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at February 28, 2022.
Affiliated Investments
At February 28, 2022, the value of the Fund's investment in affiliated funds was $1,828,180, which represents 2.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,330,780	$8,762,869	$(8,265,460)	$ —	$(9)	$1,828,180	$487	1,828,363
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$ 21,054,710	$ —	$21,054,710
Developed Europe	564,007	34,456,881	—	35,020,888
North America	6,891,883	—	—	6,891,883
Total Common Stocks	$7,455,890	$55,511,591*	$ —	$62,967,481
Exchange-Traded Funds	$1,967,398	$ 644,869*	$ —	$ 2,612,267
Short-Term Investments	—	1,828,180	—	1,828,180
Total Investments	$9,423,288	$ 57,984,640	$ —	$67,407,928
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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